Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Virginia Power Fuel Securitization, LLC

2024 Senior Secured Deferred Fuel Cost Bonds

Pursuant to Section 4.01(c)(ii) of the Deferred Fuel Cost Property Servicing Agreement, dated as of February 14, 2024 (the “Servicing Agreement”), by and between Virginia Electric and Power Company, as servicer (the “Servicer”), and Virginia Power Fuel Securitization, LLC and acknowledged and accepted by U.S. Bank Trust Company, National Association, not in its individual capacity, but solely in its capacity as indenture trustee (the “Indenture Trustee”), the Servicer does hereby certify, for the May 1, 2026 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: November 2025 to April 2026

Payment Date: May 1, 2026

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i. Remittances for the November 2025 Collection Period	$13,511,402
ii. Remittances for the December 2025 Collection Period	$15,472,580
iii. Remittances for the January 2026 Collection Period	$16,498,184
iv. Remittances for the February 2026 Collection Period	$16,288,545
v. Remittances for the March 2026 Collection Period	$23,815,185
vi. Remittances for the April 2026 Collection Period	$15,901,428
vii. Investment Earnings on Capital Subaccount[1]	$110,574
viii. Investment Earnings on Excess Funds Subaccount[1]	$205,932
ix. Investment Earnings on General Subaccount[1]	$930,415
x. General Subaccount Balance (sum of i through ix above)	$102,734,245
xi. Excess Funds Subaccount Balance as of prior Payment Date	$14,569,105
xii. Capital Subaccount Balance as of prior Payment Date	$6,409,500

1 Includes interest recorded October 1, 2025 through March 31, 2026.

2. Outstanding Amounts as of prior Payment Date:

i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$211,293,877
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$842,600,000
iii. Aggregate Outstanding Amount of Deferred Fuel Cost Bonds	$1,053,893,877

3. Required Funding/Payments as of Current Payment Date:

Principal	Principal Due
i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$84,538,910
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
iii. All Deferred Fuel Cost Bonds	$84,538,910

Interest
Tranche/Class	Interest Rate	Days in Interest Period[1]	Principal Balance	Interest Due
i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	5.088%	180	$211,293,877	$5,375,316
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	4.877%	180	$842,600,000	$20,546,801
iii. All Deferred Fuel Cost Bonds				$25,922,117

			Required Level	Funding Required
xiii. Capital Subaccount			$6,409,500	$—

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i. Trustee Fees and Expenses; Indemnity Amounts	$20,000
ii. Servicing Fee	$320,475
iii. Administration Fee	$50,000
iv. Operating Expenses	$7,270

Deferred Fuel Cost Bonds	Aggregate	Per $1,000 of Original Principal Amount
v. Semi-Annual Interest (including any past due for prior periods)			$25,922,117
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$5,375,316	$12.24
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$20,546,801	$24.39

vi. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date			$—
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—	$—
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—	$—

vii. Semi-Annual Principal			$84,538,910
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$84,538,910	$192.44
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—	$—

viii. Other unpaid Operating Expenses			$100,000
ix. Funding of Capital Subaccount (to required level)			$—
x. Capital Subaccount Return to VEPCO			$155,011
xi. Deposit to Excess Funds Subaccount			$—
xii. Release to Issuer Upon Retirement of all Deferred Fuel Cost Bonds and Expenses			$—
xiii. Aggregate Remittances as of Current Payment Date			$111,113,783

1 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (After giving effect to payments to be made on such Payment Date):

i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$126,754,967
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$842,600,000
iii. Aggregate Outstanding Amount of all Deferred Fuel Cost Bonds	$969,354,967
iv. Excess Funds Subaccount Balance	$6,189,567
v. Capital Subaccount Balance	$6,409,500
vi. Aggregate Collection Account Balance	$12,599,067

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Indenture):

i. Excess Funds Subaccount	$8,379,538
ii. Capital Subaccount	$—
iii. Total Withdrawals	$8,379,538

7. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i. Semi-annual Interest
Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—
Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
Total	$—

ii. Semi-annual Principal
Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—
Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
Total	$—

8. Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i. Return on Invested Capital	$—

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i. Capital Subaccount	$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 24th day of April 2026.

Virginia Electric and Power Company, as Servicer

By:	/s/ John Ingram
Name:	John Ingram
Title:	Controller

CC: Virginia Power Fuel Securitization, LLC